Computer Hardware and Other Property	12 Months Ended
Dec. 31, 2018
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Computer Hardware and Other Property

Note 16: Computer Hardware and Other Property

Computer hardware and other property consist of the following:

	Computer Hardware	Land, Buildings and Building Improvements	Furniture, Fixtures and Equipment	Total

Cost:

December 31, 2016	2,246	1,319	510	4,075

Additions:
Capital expenditures	150	81	26	257
Acquisitions	2	-	5	7

Removed from service	(36)	(5)	(47)	(88)

Disposals of businesses	(5)	(66)	(10)	(81)

Translation and other, net	85	42	11	138

December 31, 2017	2,442	1,371	495	4,308

Additions:
Capital expenditures	122	24	38	184
Acquisitions	1	-	-	1

Removed from service	(150)	(1)	(7)	(158)

Disposals of businesses	(1,594)	(612)	(217)	(2,423)

Translation and other, net	(47)	(25)	(14)	(86)

December 31, 2018	774	757	295	1,826

Accumulated depreciation:

December 31, 2016	(1,965)	(789)	(360)	(3,114)

Current year depreciation - continuing operations	(52)	(41)	(20)	(113)

Current year depreciation - discontinued operations(1)	(114)	(45)	(24)	(183)

Removed from service	36	5	47	88

Disposals of businesses	4	38	6	48

Translation and other, net	(76)	(32)	(5)	(113)

December 31, 2017	(2,167)	(864)	(356)	(3,387)

Current year depreciation - continuing operations	(54)	(37)	(19)	(110)

Current year depreciation - discontinued operations(1)	(11)	(4)	(2)	(17)

Removed from service	150	1	7	158

Disposals of businesses	1,357	448	137	1,942

Translation and other, net	38	15	8	61

December 31, 2018	(687)	(441)	(225)	(1,353)

Carrying amount:

December 31, 2017	275	507	139	921

December 31, 2018	87	316	70	473

(1) Represents depreciation expense through January 2018 when the Financial & Risk business was classified as a discontinued operation.

Fully depreciated assets are retained in cost and accumulated depreciation accounts until such assets are removed from service. Proceeds from disposals of computer hardware and other property are netted against the related assets and the accumulated depreciation and included within “Operating profit” in the consolidated income statement.